Mining Interests Owned By Subsidiaries and Joint Operations - Summary of Reconciliation of Total Eligible Borrowing Costs Incurred to Total Borrowing Costs Included in Finance Costs (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of mining assets and property, plant and equipment [abstract]
Total borrowing costs incurred	$ 115	$ 111
Less: amounts capitalized to mining interests	(69)	(46)
Total borrowing costs included in finance costs in the Consolidated Statements of (Loss) Earnings	$ 46	$ 65
Weighted average rate used in capitalization of borrowing costs during year	3.92%	3.84%